Wakefield Alternative Series Trust

700 17th Street, Suite 1550

Denver, CO 80202

July 22, 2014

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:	Wakefield Alternative Series Trust (the “Trust”)

File Nos.:	333-177169
811-22612

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectuses with respect to the above-referenced Trust for the Clinton Long Short Equity Fund effective July 16, 2014, do not differ from those filed electronically in the Post-Effective Amendment No. 6 on July 16, 2014.

Sincerely,

/s/ Andrew Davalla
Andrew Davalla
Counsel
Thompson Hine LLP